Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 CNY (¥) shares
Primary beneficiary, accounts payables (in Dollars and Yuan Renminbi) | ¥	¥ 62,094		¥ 45,178
Primary beneficiary, accrued expenses (in Dollars and Yuan Renminbi) | ¥	124,532		77,616
Primary beneficiary, income tax payable (in Dollars and Yuan Renminbi) | ¥	8,794		7,298
Primary beneficiary, contract liabilities current portion (in Dollars and Yuan Renminbi) | ¥	517,213		384,729
Primary beneficiary, advance from customers (in Dollars and Yuan Renminbi) | ¥	144,397		151,089
Primary beneficiary, operating lease liabilities current portion (in Dollars and Yuan Renminbi) | ¥	21,425		14,875
Primary beneficiary, contract liabilities non-current portion (in Dollars and Yuan Renminbi) | ¥	7		8,869
Primary beneficiary, operating lease liabilities non-current portion (in Dollars and Yuan Renminbi) | ¥	¥ 23,786		¥ 6,522
Series convertible redeemable preferred shares, shares outstanding			100,843,631
Series A Convertible Redeemable Preferred Shares
Series convertible redeemable preferred shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Series convertible redeemable preferred shares, shares authorized			22,000,000
Series convertible redeemable preferred shares, shares issued			22,000,000
Series convertible redeemable preferred shares, shares outstanding			22,000,000
Series B Convertible Redeemable Preferred Shares
Series convertible redeemable preferred shares, par value (in Dollars per share) | $ / shares		0.0001
Series convertible redeemable preferred shares, shares authorized			23,983,789
Series convertible redeemable preferred shares, shares issued			23,983,789
Series convertible redeemable preferred shares, shares outstanding			23,983,789
Series B-1 Convertible Redeemable Preferred Shares
Series convertible redeemable preferred shares, par value (in Dollars per share) | $ / shares		0.0001
Series convertible redeemable preferred shares, shares authorized			7,913,872
Series convertible redeemable preferred shares, shares issued			7,913,872
Series convertible redeemable preferred shares, shares outstanding			7,913,872
Series C Convertible Redeemable Preferred Shares
Series convertible redeemable preferred shares, par value (in Dollars per share) | $ / shares		0.0001
Series convertible redeemable preferred shares, shares authorized			20,327,789
Series convertible redeemable preferred shares, shares issued			20,327,789
Series convertible redeemable preferred shares, shares outstanding			20,327,789
Series D Convertible Redeemable Preferred Shares
Series convertible redeemable preferred shares, par value (in Dollars per share) | $ / shares		0.0001
Series convertible redeemable preferred shares, shares authorized			11,818,754
Series convertible redeemable preferred shares, shares issued			11,818,754
Series convertible redeemable preferred shares, shares outstanding			11,818,754
Series E Convertible Redeemable Preferred Shares
Series convertible redeemable preferred shares, par value (in Dollars per share) | $ / shares		0.0001
Series convertible redeemable preferred shares, shares authorized			14,799,427
Series convertible redeemable preferred shares, shares issued			14,799,427
Series convertible redeemable preferred shares, shares outstanding			14,799,427
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares		0.0001
Ordinary shares, shares authorized	430,000,000		345,113,731
Ordinary shares, shares issued	115,759,408		4,783,589
Ordinary shares, shares outstanding	115,759,408		4,783,589
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares, shares authorized	70,000,000		54,042,638
Ordinary shares, shares issued	49,859,049		49,859,049
Ordinary shares, shares outstanding	49,859,049		49,859,049